NOTE 5. OTHER INCOME	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 5. OTHER INCOME	NOTE 5. OTHER INCOME
	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Government grant	82,082	789,083	436,889
Sundry income	479	18,748	32,771
	82,561	807,831	469,660